COMMITMENTS AND CONTINGENCIES (Details)		9 Months Ended	12 Months Ended
	Aug. 12, 2021 USD ($) D $ / shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) item $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 22, 2020 USD ($)	Dec. 17, 2020 item
COMMITMENTS AND CONTINGENCIES
Maximum Number Of Demands For Registration Of Securities | item			3			3
Deferred Fee Per Unit | $ / shares		$ 0.35	$ 0.35
Deferred Offering Costs Noncurrent		$ 8,750,000	$ 8,750,000	$ 8,750,000	$ 8,750,000
Legal fee		508,525
Investment advisory fee		$ 40,000	400,000
Legal fee			$ 508,525
Class A Common Stock
COMMITMENTS AND CONTINGENCIES
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Class B Common Stock
COMMITMENTS AND CONTINGENCIES
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	0.0001	$ 0.0001
Business Combination Agreement | Memic
COMMITMENTS AND CONTINGENCIES
Transactions contemplated thereby, Merger	$ 625,000,000
Stock price | $ / shares	$ 12.00
Number Of Trading | D	20
Number Of Consecutive Trading | D	30
Offering price, total	$ 50,000,000
Aggregate gross proceeds	$ 76,350,000
Business Combination Agreement | Class A Common Stock | Memic
COMMITMENTS AND CONTINGENCIES
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Business Combination Agreement | Class B Common Stock | Memic
COMMITMENTS AND CONTINGENCIES
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0		$ 0.0001